                                                     One Commerce Square
                                                  Philadelphia, PA 19103
Delaware Investments
____________________
                                                     1933 Act Rule 497(j)
                                                               File No. 2-75526
                                                     1940 Act File No. 811-3363

March 5, 2002

Filed via EDGAR (CIK #0000357059)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-75526
     DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
     DELAWARE LIMITED-TERM GOVERNMENT FUND
     ____________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 53, the most recent Post-Effective Amendment of Delaware Group Limited-Term Government Funds. Post-Effective Amendment No. 53 was filed electronically with the Commission on February 28, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
_________________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary